Vanguard Short-Term Investment-Grade Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. 1-5 Year Credit Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.72%	1.85%		2.28%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.25%	1.35%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.96%	1.87%		2.17%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.23%	0.79%		1.13%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.91%	0.97%		1.21%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.06%	1.97%		2.27%